SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Special Value Continuation Fund, LLC
2951 28th Street, Suite 1000
Santa Monica, California 90405
(310) 566-1000

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21936

1.	Title of the class of securities of Special Value Continuation Fund, LLC (the "Fund") to be redeemed:

Series Z Preferred Shares, liquidation preference $500 per share (the "Shares").

2.
The date on which the Shares are to be redeemed is the pricing date for the initial public offering of the Fund (the "Redemption Date").  The Redemption Date is conditioned upon the pricing of the initial public offering of the Fund's common shares.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 3 of the Fund's Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all outstanding Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 11th day of March, 2011.

SPECIAL VALUE CONTINUATION FUND, LLC

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer